Shareholder Report, Line Graph (Details) 190406_GuidePath Conservative Income Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name									GuidePath Conservative Income Fund
Accumulated Value	$ 11,229	$ 10,745	$ 10,254	$ 10,185	$ 10,298	$ 10,221	$ 10,137	$ 10,000	$ 11,554
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,241	10,718	10,539	11,069	11,548	11,467	10,526	10,000	$ 11,730
Bloomberg US Treasury 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Treasury 1-3 Years Index
Accumulated Value	$ 11,478	$ 10,888	$ 10,577	$ 10,552	$ 10,884	$ 10,847	$ 10,291	$ 10,000	$ 11,911